Significant Accounting Policies - Fair Value Measurement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Impairment for credit losses	$ 0	$ 0	$ 0